TAXATION (Details 1) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2008	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TAXATION
Income(loss) before income taxes		$ (780,600)	$ 1,239,491	$ (50,357)
Statutory EIT rate	25.00%	25.00%	25.00%	25.00%
Income tax expense (benefit) computed at statutory EIT rate		$ (195,150)	$ 309,873	$ (12,589)
Reconciling items:
International tax rate differential		742	(16)	46
Non-deductible expenses		1,896	1,219	132,498
Valuation allowance		192,512	(18,120)	(108,388)
Income tax expense		$ 0	$ 292,956	$ 11,567
Effective tax rate		0.00%	24.00%	(23.00%)